CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Ordinary shares Ordinary Shares	Class B Ordinary shares Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 09, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 09, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 345	24,655		25,000
Issuance of Class B common stock to Sponsor (in shares)		3,450,000
Net Income (Loss)				(33,039)	(33,039)
Balance at the end at Mar. 31, 2021		$ 345	24,655	(33,039)	(8,039)
Balance at the end (in shares) at Mar. 31, 2021		3,450,000
Balance at the beginning at Mar. 09, 2021	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 09, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)					5,734,890
Balance at the end at Sep. 30, 2021		$ 345		(10,295,121)	(10,294,776)
Balance at the end (in shares) at Sep. 30, 2021		3,450,000
Balance at the beginning at Mar. 09, 2021	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 09, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 345	24,655	0	25,000
Issuance of Class B common stock to Sponsor (in shares)		3,450,000
Net Income (Loss)					6,848,645
Balance at the end at Dec. 31, 2021		$ 345	0	(9,181,366)	(9,181,021)
Balance at the end (in shares) at Dec. 31, 2021		3,450,000
Balance at the beginning at Mar. 31, 2021		$ 345	24,655	(33,039)	(8,039)
Balance at the beginning (in shares) at Mar. 31, 2021		3,450,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)				(19,141)	(19,141)
Balance at the end at Jun. 30, 2021		$ 345	24,655	(52,180)	(27,180)
Balance at the end (in shares) at Jun. 30, 2021		3,450,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deemed capital contribution by Sponsor (restated)			4,738,051		4,738,051
Fair value adjustment to Class A ordinary share redemption amount (restated)			(4,762,706)	(16,030,011)	(20,792,717)
Net Income (Loss)				5,787,070	5,787,070
Balance at the end at Sep. 30, 2021		$ 345		(10,295,121)	(10,294,776)
Balance at the end (in shares) at Sep. 30, 2021		3,450,000
Balance at the beginning at Dec. 31, 2021		$ 345	0	(9,181,366)	(9,181,021)
Balance at the beginning (in shares) at Dec. 31, 2021		3,450,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)				147,856	147,856
Balance at the end at Mar. 31, 2022		$ 345		(9,033,510)	(9,033,165)
Balance at the end (in shares) at Mar. 31, 2022		3,450,000
Balance at the beginning at Dec. 31, 2021		$ 345	$ 0	(9,181,366)	(9,181,021)
Balance at the beginning (in shares) at Dec. 31, 2021		3,450,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A common stock subject to possible redemption					(803,110)
Net Income (Loss)					2,876,907
Balance at the end at Sep. 30, 2022		$ 345		(7,107,569)	(7,107,224)
Balance at the end (in shares) at Sep. 30, 2022		3,450,000
Balance at the beginning at Mar. 31, 2022		$ 345		(9,033,510)	(9,033,165)
Balance at the beginning (in shares) at Mar. 31, 2022		3,450,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A common stock subject to possible redemption				(116,566)	(116,566)
Net Income (Loss)				2,270,581	2,270,581
Balance at the end at Jun. 30, 2022		$ 345		(6,879,495)	(6,879,150)
Balance at the end (in shares) at Jun. 30, 2022		3,450,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A common stock subject to possible redemption				(686,544)	(686,544)
Net Income (Loss)				458,470	458,470
Balance at the end at Sep. 30, 2022		$ 345		$ (7,107,569)	$ (7,107,224)
Balance at the end (in shares) at Sep. 30, 2022		3,450,000